Stock-Based Compensation - Summary of Stock Option Activity Under the Plan (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Underlying Options - Beginning Balance	603,578	781,715	934,079
Shares Underlying Options - Granted	606,200	382,500	500,500
Shares Underlying Options - Exercised	(10,288)	(13,891)	(168,748)
Shares Underlying Options - Expired	(19,531)	(196,154)	(24,142)
Shares Underlying Options - Forfeited	(69,750)	(350,592)	(459,974)
Shares Underlying Options - Ending Balance	1,110,209	603,578	781,715
Shares Underlying Options - Exercisable	450,909	301,199
Weighted Average Exercise Price - Beginning Balance	$ 1.35	$ 1.15	$ 0.73
Weighted Average Exercise Price - Granted	7.36	1.7	1.51
Weighted Average Exercise Price - Exercised	0.76	0.76	0.76
Weighted Average Exercise Price - Expired	1.71	0.85	0.76
Weighted Average Exercise Price - Forfeited	3.4	1.59	0.85
Weighted Average Exercise Price - Ending Balance	4.5	1.35	$ 1.15
Weighted Average Exercise Price - Exercisable	$ 2.37	$ 1
Weighted Average Remaining Contractual Term (in years)	8 years 3 months 29 days	7 years 11 months 12 days	8 years 11 months 26 days
Weighted Average Remaining Contractual Term (in years) - Exercisable	7 years 2 months 15 days	7 years	7 years 2 months 12 days
Intrinsic Value - Beginning Balance	$ 3,433,946	$ 369,102	$ 356,328
Intrinsic Value - Exercised	64,609	10,835	59,062
Intrinsic Value - Ending Balance	3,004,816	3,433,946	$ 369,102
Intrinsic Value - Exercisable	$ 2,136,325	$ 1,818,865